APRIL 30, 2002

[LOGO OMITTED - ABN AMRO] Asset Management

Semi-Annual Report

     ABN AMRO ASSET MANAGEMENT (USA) LLC O CHICAGO CAPITAL MANAGEMENT, INC.
             MONTAG & CALDWELL, INC. O TAMRO CAPITAL PARTNERS LLC O
                          VEREDUS ASSET MANAGEMENT LLC

ABN AMRO Funds

CLASS Y & YS SHARES
Institutional Money Market

ABN AMRO Funds

Dear Fellow Shareholder,


The last six months have been a true turning point for U.S. markets. As the economy began to recover both from the recession and the tragic events of September 11, the markets responded in fits and starts. Confusion over the strength of the recovery and uncertainty over the war on terror kept any true market recovery at bay, while the Enron debacle threw a blanket of suspicion over balance sheets and reported earnings, further exacerbating the markets' woes.

Of course, the markets have been volatile for quite a while now, and many investors have been understandably confused by the drastic shifts we've experienced. Only three years ago, pundits were proclaiming that the value investing style was dead, and the rise of growth stocks seemed like it would never end. Since then, growth stocks have come back down to earth, while value investing has once again come into favor. Today, an increasing number of commentators are speculating that value's time might be up, and growth may once again move to the fore.

I'm not going to attempt to predict the markets' next moves, but I can say with certainty that the investors who best weathered the markets' volatility were those who maintained a diversified portfolio. While the "growth vs. value" debate has raged for years among academics, investors don't need to take sides. By creating an asset allocation plan that includes both growth and value funds (along with fixed income and international investments), investors can build a portfolio that can prosper regardless of which investment style is in favor.

Of course, we have staunch supporters of both investment styles among our managers, but even they will tell you that neither style is immune to market cycles. Our managers' discipline, however, ensures that investors in ABN AMRO Funds know what they're getting. Style fidelity is one of the driving principles of our fund family, so our shareholders can be confident that our managers will stick to their style through all of the markets' twists and turns.

Thank you again for investing with ABN AMRO Funds.

Sincerely,

/S/ KENNETH C. ANDERSON

Kenneth C. Anderson
President


ABN AMRO FUNDS ARE NO-LOAD MUTUAL FUNDS DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC., KING OF PRUSSIA, PA 19406. ALTHOUGH THE FUNDS ARE NO-LOAD, OTHER FEES AND EXPENSES DO APPLY AS DESCRIBED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THIS IS NOT AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES OF ANY OF THE FUNDS DESCRIBED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                        Shareholder Services 800 992-8151
                  www.abnamrofunds.com ABN AMRO Asset Management
                  (USA) LLC o Chicago Capital Management, Inc.
            Montag & Caldwell, Inc. o Veredus Asset Management LLC o
                           TAMRO Capital Partners LLC

TABLE OF CONTENTS

Portfolio Manager Commentary......................   2
Schedule of Investments...........................   3
Statement of Assets and Liabilities...............   5
Statement of Operations...........................   6
Statement of Changes in Net Assets................   7
Financial Highlights..............................   8
Notes to Financial Statements.....................   9


INSTITUTIONAL MONEY MARKET FUNDS
  Institutional Prime Money Market Fund
  Institutional Treasury Money Market Fund*
  Institutional Government Money Market Fund*


              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO HOLDING N.V. ALL RIGHTS RESERVED. ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC. WHICH IS NOT AN ADVISER AFFILIATE.

* As of the date of this semi-annual report, these Funds had not yet commenced operations.

        ABN AMRO Funds
----------------------

ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND
PORTFOLIO MANAGER COMMENTARY
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

                                                                Karen Van Cleave

Q.  How did the Fund perform during the six-month period ended April 30, 2002?
------------

A. For the six-month period ended April 30, 2002, the ABN AMRO Institutional Prime Money Market Fund, Class Y and YS shares, returned 0.98% and 0.85%, respectively. By comparison, the Fund's benchmark, the iMoneyNet First Tier Institutional Average Index, returned 0.87%. The Fund's peer group, as measured by the Lipper Institutional Money Market Funds Index, posted a median return of 1.00%. Previously, the Fund's returns were compared to the iMoneyNet Taxable Institutional Index. The Adviser believes that the iMoneyNet First Tier Institutional Average Index is more representative of the Fund's investment style and should allow for more meaningful performance comparisons. During the period, the Fund produced a 7-day average yield of 1.73% and 1.48% for the Class Y and Class YS Shares, respectively.

Q.  What was the investment environment like during the six-month period?
------------

A.  At the  beginning  of the  period,  the  Federal  Reserve  Board (the "Fed")
    lowered interest rates twice in an attempt to stimulate an economy badly shaken by the events of September 11. In November, the Fed Funds target rate dropped from 2.50% to 2.00%. An additional quarter-point rate cut in December brought the rate to 1.75%, a 40-year low. Overnight rates exceeded other money market rates, creating an inverted yield curve, due to market participants anticipating further Fed rate cuts. By early 2002, however, the yield curve reverted back to a more normal shape, in anticipation of future interest rate hikes. The markets appeared to be anticipating a Fed Funds rate of 3-4% by year-end. As the period closed, however, weaker-than-expected economic indicators reduced the likelihood of the Fed Funds rates reaching these levels.

Q.  What was your strategy?
------------

A. At the beginning of the period, maturities were kept short due to the inverted yield curve. As the yield curve returned to a more positive slope and longer-term securities offered incrementally more attractive yields, investments were shifted into longer maturities. Our position was that the market had gotten ahead of itself in its expectations for Fed rate hikes, with a view that any eventual rate hikes would take place later in 2002. Investments were maintained at the longer end of the maturity range for the majority of the period. Over the course of the past six months, maturities ranged from 30-60 days.

Q.  What's your outlook?
------------

A. While the market is currently pricing in a rate hike in August, we believe it is more likely that the Fed will raise rates in the fourth quarter. In order to take advantage of the slightly positive yield curve, the Fund's maturity will be kept between 50-60 days. As we approach the fourth quarter of 2002, we plan to shorten up the maturity in anticipation of a rising rate environment. In a rising interest rate environment, a shorter-maturity position is advantageous because maturing proceeds are reinvested at higher yields. Now that the Treasury has gone from surplus to deficit, it may have to turn to the credit markets to obtain financing, ensuring an adequate supply of Treasury bills. Increased supply in these short-term Treasuries will provide additional investment opportunities in the front end of the money market yield curve and may help to offset declining commercial paper outstanding. Commercial paper issuance was reduced because the market was closed to some lower quality issuers.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                     RETURNS

ABN AMRO INSTITUTIONAL
PRIME MONEY MARKET
FUND -- CLASS Y SHARES
Six Months                  0.98%
One Year                    2.85%
Five Year Average Annual     N/A
Average Annual
   Since Inception
   12/28/99                 4.73%

iMoneyNet First
TIER INSTITUTIONAL AVERAGE INDEX
--------------------------------
Six Months                  0.87%
One Year                    2.64%
Five Year Average Annual     N/A
Average Annual
   Since Inception*         4.54%

Lipper Institutional Money
MARKET FUNDS INDEX
------------------
Six Months                  1.00%
One Year                    2.91%
Five Year Average Annual     N/A
Average Annual
   Since Inception*         4.78%

* INDEX RETURNS COMPUTED FROM
DECEMBER 31, 1999.

ABN AMRO INSTITUTIONAL
PRIME MONEY MARKET
FUND -- CLASS YS SHARES
Six Months                  0.85%
One Year                    2.59%
Five Year Average Annual     N/A
Average Annual
   Since Inception
   06/29/00                 4.15%

iMoneyNet First
TIER INSTITUTIONAL AVERAGE INDEX
--------------------------------
Six Months                  0.87%
One Year                    2.64%
Five Year Average Annual     N/A
Average Annual
   Since Inception**        4.18%

Lipper Institutional Money
MARKET FUNDS INDEX
------------------
Six Months                  1.00%
One Year                    2.91%
Five Year Average Annual     N/A
Average Annual
   Since Inception**        4.42%

** INDEX RETURNS COMPUTED FROM
JUNE 30, 2000.

        ABN AMRO Funds
----------------------

INSTITUTIONAL PRIME MONEY MARKET FUND APRIL 30, 2002
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CERTIFICATES OF DEPOSIT                 37%
COMMERCIAL PAPER                        34%
EURO TIME DEPOSITS                      19%
REPURCHASE AGREEMENTS                   11%
CORPORATE NOTE                           1%
NET OTHER ASSETS AND LIABILITIES        (2)%

% OF TOTAL NET ASSETS

                                                    MARKET
 PAR VALUE                                          VALUE
-----------                                        --------

CERTIFICATES OF DEPOSIT - 37.03%
               Australia New Zealand Bank (NY)
$  45,000,000    3.490%, 09/04/02 ..........   $   45,230,980
   32,000,000    2.505%, 05/02/03 ..........       32,001,582
   50,000,000  Bank of Montreal (NY)
                 1.810%, 05/01/02 ..........       50,000,000
   53,000,000  Barclays Bank (NY)
                 1.805%, 06/28/02 ..........       53,000,426
   40,000,000  Bayerische Hypo-und
                 Vereinsbank (NY)
                 1.950%, 08/16/02 ..........       40,000,000
   40,000,000  Bayerische Landesbank  (NY)
                 1.935%, 08/15/02 ..........       40,001,755
   40,000,000  Bayerische Landesbank
                 Girozentrale (NY)
                 3.595%, 09/24/02 ..........       40,249,188
   70,000,000  Canadian Imperial Bank (NY)
                 2.010%, 10/10/02 ..........       70,003,103
               Deutsche Bank (NY)
   40,000,000    1.920%, 08/15/02 ..........       40,000,000
   40,000,000    2.025%, 09/26/02 ..........       40,000,811
   30,000,000  Harris Trust and Savings Bank
                 1.790%, 06/24/02 ..........       30,000,000
   45,000,000  Nordea Bank Finland (NY)
                 2.020%, 08/05/02 ..........       45,002,384
   25,000,000  Rabobank Nederland (NY)
                 2.110%, 11/25/02 ..........       25,000,000
               Royal Bank of Canada (NY)
   15,000,000    3.825%, 07/22/02 ..........       15,000,411
   30,000,000    2.320%, 02/27/03 ..........       30,002,459
   30,000,000  Royal Bank of Scotland (NY)
                 2.260%, 12/06/02 ..........       30,045,668
   25,000,000  Toronto Dominion (NY)
                 2.000%, 09/16/02 ..........       25,000,000
   15,000,000  UBS Finance (NY)
                 3.805%, 07/29/02 ..........       14,999,821
               Westdeutsche Landesbank (NY)
   30,000,000    2.010%, 10/23/02 ..........       30,001,437
   25,000,000    2.060%, 11/14/02 ..........       25,000,673
                                               --------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $720,540,698) .......      720,540,698
                                               --------------

                                                    MARKET
 PAR VALUE                                          VALUE
-----------                                        --------

COMMERCIAL PAPER (A) - 33.87%
$  50,000,000  American Express Credit
                 1.760%, 05/06/02 ..........   $   49,987,778
   50,000,000  Bear Stearns
                 1.790%, 05/02/02 ..........       49,997,514
   32,168,000  Blue Ridge Asset Funding
                 1.800%, 05/02/02 (B) ......       32,166,391
   56,000,000  ChevronTexaco
                 1.780%, 06/24/02 ..........       55,850,480
   50,000,000  Citicorp
                 1.780%, 05/14/02 ..........       49,967,861
   50,000,000  Falcon Asset Securitization
                 1.780%, 05/23/02 (B) ......       49,945,611
               Fountain Square Commercial
                 Funding
   24,623,000    1.810%, 05/17/02 (B) ......       24,603,192
   44,000,000    1.790%, 06/14/02 (B) ......       43,903,738
   50,000,000  Marshall and Isley
                 1.770%, 05/23/02 ..........       49,945,917
   80,000,000  Park Avenue Receivables
                 1.800%, 05/08/02 (B) ......       79,972,000
   40,000,000  Receivables Capital
                 1.840%, 05/08/02 (B) ......       39,985,689
   62,777,000  Stellar Funding Group
                 1.780%, 05/02/02 (B) ......       62,773,896
   70,000,000  UBS Finance (DE)
                 1.900%, 05/01/02 ..........       70,000,000
                                               --------------
               TOTAL COMMERCIAL PAPER
                 (Cost $659,100,067) .......      659,100,067
                                               --------------

EURO TIME DEPOSITS - 18.50%
   85,000,000  CDC IXIS Capital
                 1.760%, 05/02/02 ..........       85,000,000
   85,000,000  Key Bank
                 1.844%, 05/01/02 ..........       85,000,000
   25,000,000  National City Bank
                 1.781%, 05/01/02 ..........       25,000,000
   80,000,000  State Street Bank
                 1.844%, 05/01/02 ..........       80,000,000
   85,000,000  Wells Fargo Bank
                 1.875%, 05/01/02 ..........       85,000,000
                                               --------------
               TOTAL EURO TIME DEPOSITS
                 (Cost $360,000,000) .......      360,000,000
                                               --------------

CORPORATE NOTE - 0.83%
   16,000,000  Bank of America
                 8.125%, 06/15/02 ..........       16,088,366
                                               --------------
               TOTAL CORPORATE NOTE
                 (Cost $16,088,366) ........       16,088,366
                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO Funds
----------------------

INSTITUTIONAL PRIME MONEY MARKET FUND APRIL 30, 2002
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                    MARKET
 PAR VALUE                                          VALUE
-----------                                        --------

REPURCHASE AGREEMENTS - 11.27%
$  78,648,095  J.P. Morgan Chase,
                 1.860%, dated 04/30/02,
                 matures 05/01/02,
                 repurchase price
                 $78,652,158
                 (collateralized by U.S.
                 Government Agency
                 Instruments, total market
                 value: $80,223,689) .......   $   78,648,095
  140,747,144  Morgan Stanley,
                 1.860%, dated 04/30/02,
                 matures 05/01/02,
                 repurchase price
                 $140,754,417
                 (collateralized by U.S.
                 Government Agency
                 Instruments, total market
                 value: $143,562,301) ......      140,747,144
                                               --------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $219,395,239) .......      219,395,239
                                               --------------
TOTAL INVESTMENTS - 101.50%
   (Cost $1,975,124,370)* ..................    1,975,124,370
                                               --------------
NET OTHER ASSETS AND LIABILITIES - (1.50)% .      (29,196,735)
                                               --------------
NET ASSETS - 100.00% .......................   $1,945,927,635
                                               ==============

--------------------
  * At April 30, 2002, cost is identical for book and Federal income tax purposes.

(A) Rate noted represents annualized discount yield at the time of purchase.
(B) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2002, these securities amounted to $333,350,517 or 17.13% of net assets.

(DE) Delaware
(NY) New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO Funds
----------------------

APRIL 30, 2002
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                           INSTITUTIONAL PRIME
                                                              MONEY MARKET
                                                                  FUND
                                                           -----------------
ASSETS:
Investments:
        Investments at cost ............................   $  1,755,729,131
        Repurchase agreements ..........................        219,395,239
                                                           ----------------
          Total investments at value ...................      1,975,124,370
Receivables:
        Interest .......................................          5,331,738
Other assets ...........................................             40,445
                                                           ----------------
          Total assets .................................      1,980,496,553
                                                           ----------------

LIABILITIES:
Payables:
        Dividend distribution ..........................          2,127,410
        Investments purchased ..........................         32,001,582
        Due to Adviser, net ............................            159,363
        Administration fee .............................             83,358
        Shareholder service fees .......................             11,841
        Trustees fees ..................................             19,016
Accrued expenses and other payables ....................            166,348
                                                           ----------------
          Total liabilities ............................         34,568,918
                                                           ----------------
NET ASSETS .............................................   $  1,945,927,635
                                                           ================

NET ASSETS CONSIST OF:
        Paid in capital ................................   $  1,945,925,764
        Accumulated undistributed net investment income               1,871
                                                           ----------------
        TOTAL NET ASSETS ...............................   $  1,945,927,635
                                                           ================
CLASS Y:
    Net Assets .........................................   $  1,889,529,113
    Shares of beneficial interest outstanding ..........      1,889,529,079
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................   $           1.00
                                                           ================
CLASS YS:
    Net Assets .........................................   $     56,398,522
    Shares of beneficial interest outstanding ..........         56,398,586
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) ................   $           1.00
                                                           ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO Funds
----------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                           INSTITUTIONAL PRIME
                                                               MONEY MARKET
                                                                   FUND
                                                             ----------------
INVESTMENT INCOME:
     Interest ...........................................    $     18,959,802
                                                             ----------------
      Total investment income ...........................          18,959,802
                                                             ----------------

EXPENSES:
     Investment advisory fees ...........................             893,708
     Shareholder service fees(1) ........................              94,722
     Transfer agent fees ................................              24,080
     Administration fees ................................             470,391
     Registration expenses ..............................               3,332
     Custodian fees .....................................             101,196
     Professional fees ..................................              30,450
     Reports to shareholder expense .....................              20,112
     Trustees fees ......................................              42,642
     Other expenses .....................................              26,932
                                                             ----------------
      Net expenses ......................................           1,707,565
                                                             ----------------

NET INVESTMENT INCOME ...................................          17,252,237
                                                             ----------------

     NET INCREASE IN NET ASSETS FROM OPERATIONS .........    $     17,252,237
                                                             ================

-----------------------------
 (1)  Shareholder service fees are incurred at the Class YS level.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO Funds
----------------------


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   INSTITUTIONAL PRIME MONEY MARKET FUND
                                                                          ------------------------------------------------------
                                                                          SIX MONTHS ENDED
                                                                           APRIL 30, 2002    TEN MONTHS ENDED      YEAR ENDED
                                                                             (UNAUDITED)     OCTOBER 31, 2001   DECEMBER 31, 2000
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ...................................     $  1,743,112,845   $  1,517,003,465   $      5,000,000
                                                                          ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ...........................................           17,252,237         70,664,316         52,393,332
                                                                          ----------------   ----------------   ----------------
    Net increase in net assets from operations ......................           17,252,237         70,664,316         52,393,332
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class Y ......................................................          (16,565,405)       (67,808,261)       (51,283,714)
       Class YS .....................................................             (686,832)        (2,856,055)        (1,109,618)
                                                                          ----------------   ----------------   ----------------
       Total distributions ..........................................          (17,252,237)       (70,664,316)       (52,393,332)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares:
       Class Y ......................................................        2,992,496,881      5,243,248,465      2,979,403,443
       Class YS .....................................................           13,771,604         87,849,484        140,271,834
    Issued to shareholders in reinvestment of distributions:
       Class Y ......................................................            3,316,213         10,950,079          2,676,998
       Class YS .....................................................                   --                 --                  3
    Cost of shares repurchased:
       Class Y ......................................................       (2,757,387,647)    (5,048,489,427)    (1,541,685,956)
       Class YS .....................................................          (49,382,261)       (67,449,221)       (68,662,857)
                                                                          ----------------   ----------------   ----------------
          Net increase from capital share transactions ..............          202,814,790        226,109,380      1,512,003,465
                                                                          ----------------   ----------------   ----------------
          Total increase in net assets ..............................          202,814,790        226,109,380      1,512,003,465
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......................     $  1,945,927,635   $  1,743,112,845   $  1,517,003,465
                                                                          ================   ================   ================
    (A) Undistributed net investment income .........................     $          1,871   $          1,871   $          1,871
                                                                          ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class Y:
       Sold .........................................................        2,992,496,881      5,243,248,495      2,979,403,443
       Issued to shareholders in reinvestment of distributions ......            3,316,213         10,950,079          2,676,998
       Repurchased ..................................................       (2,757,387,647)    (5,048,489,427)    (1,541,685,956)
    Class YS:
       Sold .........................................................           13,771,604         87,849,484        140,271,834
       Issued to shareholders in reinvestment of distributions ......                   --                 --                  3
       Repurchased ..................................................          (49,382,261)       (67,449,221)       (68,662,857)
                                                                          ----------------   ----------------   ----------------
          Net increase in shares outstanding ........................          202,814,790        226,109,410      1,512,003,465
                                                                          ================   ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO Funds
----------------------

INSTITUTIONAL PRIME MONEY MARKET FUND APRIL 30, 2002
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS Y
                                                                        SIX MONTHS
                                                                           ENDED       TEN MONTHS        YEAR          PERIOD
                                                                          4/30/02         ENDED          ENDED          ENDED
                                                                        (UNAUDITED)     10/31/01       12/31/00      12/31/99(A)
                                                                       ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period ...............................   $     1.00   $       1.00   $       1.00   $       1.00
                                                                       ----------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .........................................         0.01           0.04           0.06           0.00(b)
                                                                       ----------   ------------   ------------   ------------
     Less distributions from net investment income .................        (0.01)         (0.04)         (0.06)          0.00(b)
                                                                       ----------   ------------   ------------   ------------
Net Asset Value, End of Period .....................................   $     1.00   $       1.00   $       1.00   $       1.00
                                                                       ==========   ============   ============   ============
TOTAL RETURN(1) ....................................................         0.98%          3.73%          6.32%          0.05%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ............................   $1,889,529   $  1,651,104   $  1,445,394   $      5,000
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser(2) ................         0.18%          0.19%          0.20%          3.39%
     After reimbursement of expenses by Adviser(2) .................         0.18%          0.19%          0.20%          0.20%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser(2) ................         1.94%          4.37%          6.46%          1.22%
     After reimbursement of expenses by Adviser(2) .................         1.94%          4.37%          6.46%          4.40%

--------------------------------------------------------------------------------

CLASS YS
                                                                                       SIX MONTHS
                                                                                          ENDED       TEN MONTHS       PERIOD
                                                                                         4/30/02         ENDED          ENDED
                                                                                       (UNAUDITED)     10/31/01      12/31/00(C)
                                                                                      ------------   ------------   ------------
Net Asset Value, Beginning of Period ..............................................   $       1.00   $       1.00   $       1.00
                                                                                      ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ........................................................           0.01           0.03           0.03
                                                                                      ------------   ------------   ------------
     Less distributions from net investment income ................................          (0.01)         (0.03)         (0.03)
                                                                                      ------------   ------------   ------------
Net Asset Value, End of Period ....................................................   $       1.00   $       1.00   $       1.00
                                                                                      ============   ============   ============
TOTAL RETURN(1) ...................................................................           0.85%          3.52%          3.20%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...........................................   $     56,399   $     92,009   $     71,609
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser(2) ...............................           0.43%          0.44%          0.45%
     After reimbursement of expenses by Adviser(2) ................................           0.43%          0.44%          0.45%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser(2) ...............................           1.69%          4.12%          6.23%
     After reimbursement of expenses by Adviser(2) ................................           1.69%          4.12%          6.23%

--------------------

(1) Not Annualized.
(2) Annualized.
(a) ABN AMRO Institutional Prime Money Market Fund -- Class Y commenced investment operations on December 28, 1999.
(b) Represents less than $0.005 per share.
(c) ABN AMRO Institutional Prime Money Market Fund -- Class YS commenced investment operations on June 29, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO Funds
----------------------

APRIL 30, 2002
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: ABN AMRO Funds (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 25 separate portfolios.

Three Funds are included in these financial statements: ABN AMRO Institutional Prime Money Market Fund, ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund. ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund have not yet commenced operations as of April 30, 2002.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

(1) SECURITY VALUATION: All securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

(2) REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by ABN AMRO Asset Management
(USA) LLC, the Fund's Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the identified cost method.

(4) FEDERAL INCOME TAXES: The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

(5) MULTI-CLASS OPERATIONS: Each class offered by the Fund has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses include shareholder service fees and reports to shareholders expenses.

(6) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Fund declares dividends daily from net investment income. The Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Fund are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

        ABN AMRO Funds
----------------------

APRIL 30, 2002
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

NOTE (D) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: The Fund has entered into an investment advisory agreement with ABN AMRO Asset Management
(USA) LLC. The advisory fee rates for the six months ended April 30, 2002 were as follows:

                         INVESTMENT           CONTRACTUAL
                        ADVISORY FEES    EXPENSES LIMITATIONS
                                           CLASS Y  CLASS YS

Institutional Prime
Money Market                0.10%           0.18%     0.43%

ABN AMRO Investment Fund Services, Inc. ("AAIFS") serves as the Administrator for the Fund. For services provided, AAIFS receives the following fees:

         ADMINISTRATION FEES        CUSTODY LIAISON FEES
 FEE (% OF FUNDS'     AVERAGE
     AGGREGATE       DAILY NET     ANNUAL FEE   AVERAGE DAILY NET ASSETS
 DAILY NET ASSETS)    ASSETS       (PER FUND)          (PER FUND)

       0.060     up to $2 billion   $10,000        up to $100 million
       0.050      $2 billion to     $15,000         $100 million to
                   $12.5 billion                      $500 million
       0.045    over $12.5 billion  $20,000        over $500 million

PFPC Inc. ("PFPC") serves as Sub-Administrator of the Fund and receives fees, which are paid to PFPC by the Administrator. PFPC receives fees based upon the following schedule:

   SUB-ADMINISTRATION FEES               CUSTODY LIAISON FEES

 FEE (% OF FUNDS'
     AGGREGATE             AVERAGE DAILY               ANNUAL FEE
 DAILY NET ASSETS)          NET ASSETS                 (PER FUND)

       0.045              up to $2 billion               $10,000
       0.040         $2 billion to $3 billion
       0.030         $3 billion to $8 billion
       0.025         $8 billion to $12 billion
       0.020              over $12 billion

ABN AMRO Distribution Services (USA) Inc. serves as principal underwriter and distributor of the Fund's shares. Pursuant to a shareholder servicing plan (the "Plan") adopted by the Fund, the Distributor is paid a fee up to 0.25% of the average daily net assets of the Class YS shares for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses.

The Trust does not compensate its officers or affiliated Trustees. The Trust pays each unaffiliated Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $5,000 and reimburses each unaffiliated Trustee for out-of-pocket expenses.

NOTE (E) CREDIT AGREEMENT: The Credit Agreement, amended December 13, 2001, provides the Trust with a revolving credit facility up to $50 million utilizing J.P. Morgan Chase & Co. The facility is shared by the Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual commitment fee is 0.18% of the unused portion of the facility and the interest rate is equivalent to the Federal Funds Rate plus 0.45%. Borrowings must be repaid within 30 days. At April 30, 2002, there were no borrowings outstanding against the line of credit.

SUBSEQUENT EVENTS: (1) At a meeting held on December 20, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the acquisition of the Independence One Mutual Funds anticipated to occur on or about June 8, 2002.

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

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

ABN AMRO Funds

  TRUSTEES

  Leonard F. Amari*
  Stuart D. Bilton, Chairman
  Arnold F. Brookstone*
  Robert Feitler*
  Robert A. Kushner*
  Gregory T. Mutz*
  Robert B. Scherer*
  Nathan Shapiro*
  Denis Springer*
  James Wynsma

  *UNAFFILIATED TRUSTEE


  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  Chicago Capital Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205


  SHAREHOLDER SERVICES

  ABN AMRO Distribution Services (USA) Inc.
  3200 Horizon Drive
  King of Prussia, PA 19406


  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  3200 Horizon Drive
  King of Prussia, PA 19406


  OFFICERS

  Kenneth C. Anderson, President
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer
  William Long, Vice President
  Debra Bunde Reams, Vice President
  Laura M. Hlade, Assistant Treasurer
  Michael A. Cozzi, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary


  CUSTODIAN

  J.P. Morgan Chase
  3 Chase MetroTech Center, 8th Floor
  Brooklyn, NY 11245


  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz
  222 N. LaSalle Street
  Chicago, IL 60601


  AUDITOR

  Ernst & Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606


THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

ABNSEM 03